Label	Element	Value
Calamos Autocallable Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Autocallable Growth ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The Annual Fund Operating Expenses table is hereby deleted and replaced in its entirety with the following:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Growth ETF

(the “Fund”)

Supplement dated April 15, 2026

to the Fund’s Prospectus dated April 13, 2026, as supplemented from time to time

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

Calamos Autocallable Growth ETF | Calamos Autocallable Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.74%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.